Equity accounted investments - ORYX GTL Limited, financial position (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Significant events and transactions
Non-current assets				R 301,193	R 391,953	R 357,978
Current assets				177,969	78,015
Total assets				479,162	469,968
Tax payable				665	1,039	2,318
Summarised income statement
Turnover	R 190,367	R 203,576	R 181,461
Depreciation and amortisation	(22,575)	(17,968)	(16,425)
Other operating expenses	(20,834)	(19,701)	(15,305)
(Loss)/earnings before interest and tax (EBIT)	(111,030)	9,697	17,747
Finance income	922	787	1,716
Finance costs	(7,303)	(1,253)	(3,759)
(Loss)/earnings before tax	(117,411)	9,231	15,704
Taxation	26,139	(3,157)	(5,558)
(Loss)/earnings for the year	(91,272)	6,074	10,146
Reconciliation of summarised financial information
Profit before tax for the year	(117,411)	9,231	15,704
Dividends paid	(841)	(10,103)	(8,677)
Equity accounted investments				11,812	9,866
Contingent liabilities incurred in relation to interests in joint ventures				0
Contingent liabilities incurred in relation to interests in associates				0
ORYX GTL
Significant events and transactions
Non-current assets				17,236	11,964
Deferred tax assets				636	22
Current assets				7,217	6,722
Total assets				25,089	18,708
Other non-current liabilities				974	378
Other current liabilities				2,663	1,337
Tax payable					100
Total liabilities				3,637	1,815
Net assets	21,452	16,893	17,001	21,452	16,893	R 17,001
Summarised income statement
Turnover	7,279	9,977
Depreciation and amortisation	(1,424)	(1,420)
Other operating expenses	(4,707)	(5,039)
(Loss)/earnings before interest and tax (EBIT)	1,148	3,518
Finance income	31	33
Finance costs	(84)	(3)
(Loss)/earnings before tax	1,095	3,548
Taxation	(492)	(607)
(Loss)/earnings for the year	603	2,941
The group's share of profits of equity accounted investment	338	1,131
49% share of profit before tax	536	1,738
Taxation	(198)	(607)
Reconciliation of summarised financial information
Net assets at the beginning of the year	16,893	17,001
Profit before tax for the year	1,095	3,548
Taxation	(483)	(607)
Foreign exchange differences	3,947	490
Dividends paid		(3,539)
Net assets at the end of the year	R 21,452	R 16,893	R 17,001
Additional Sasol specific liabilities					(79)
Adjusted net assets at the end of the year				21,452	16,814
Equity accounted investments				R 10,511	R 8,239
Share of pre-tax profits (as a percent)				49.00%
Share of tax liabilities (as a percent)				35.00%